Income Taxes (Details) - Schedule of Net Deferred Tax Liability - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
General loan loss allowance	$ 531	$ 408
Unfunded Commitments	14
Accrued expenses	44	44
Fair value accounting adjustments at acquisition	71	95
Nonaccrued interest on loans	115	103
Unrealized loss on available-for-sale securities	112	142
Depreciation	82	68
Net operating loss carryforwards	107	64
Total deferred tax assets	1,076	924
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(344)	(606)
Deferred loan origination costs	(57)	(68)
Loan servicing rights	(41)	(43)
Accrual to cash adjustment	(216)	(185)
Fair value accounting adjustments on acquisition	(535)	(535)
Total deferred tax liabilities	(1,193)	(1,437)
Net deferred tax liability	$ (117)	$ (513)